Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Nov. 15, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 15, 2012